Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations

			Payments due by
Obligations	Total	2013	2014-2015	2016-2017	After 2017
	(millions)
5-year term loan facility expires 2016	$289	$15	$32	$242	$—
Interest on term loan	18	5	9	4	—
Revolving $500 million credit facility commitment fees	5	1	3	1	—
5.625% senior notes due 2015	350	—	350	—	—
Fair value adjustments on 5.625% senior notes due 2015	18	—	18	—	—
4.125% senior notes due 2016	300	—	—	300	—
6.200% senior notes due 2017	600	—	—	600	—
7.000% senior notes due 2019	300	—	—	—	300
5.750% senior notes due 2021	500	—	—	—	500
Interest on senior notes	625	119	229	148	129
Total debt and related interest	3,005	140	641	1,295	929
Operating leases(i)	1,274	127	222	166	759
Pensions	662	142	245	245	30
Other contractual obligations(ii)	99	31	23	10	35
Total contractual obligations	$5,040	$440	$1,131	$1,716	$1,753

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(i)	Presented gross of sublease income.

(ii)
Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

(iii)	The above excludes $34 million of liabilities for unrecognized tax benefits as the Company is unable to reasonably predict the timing of settlement of these liabilities.

Future minimum rental commitments under all non-cancellable operating lease agreements

	Gross rental commitments	Rentals from subleases	Net rental commitments
		(millions)
2013	$127	$(15)	$112
2014	119	(14)	105
2015	103	(13)	90
2016	87	(13)	74
2017	79	(11)	68
Thereafter	759	(23)	736
Total	$1,274	$(89)	$1,185